MINERAL RIGHTS AND PROPERTIES	12 Months Ended
Mar. 31, 2022
Disclosure Of Mineral Rights And Properties Explanatory [Abstract]
MINERAL RIGHTS AND PROPERTIES

9. MINERAL RIGHTS AND PROPERTIES

Mineral rights and properties consist of:

	Producing and development properties			Exploration and evaluation properties
Cost	Ying Mining District	BYP	GC	RZY	Kuanping	La Yesca	Total
Balance as at April 1, 2020	$293,136	$63,572	$103,311	$164	$-	$-	$460,183
Capitalized expenditures	31,138	30	3,890	-	-	87	35,145
Acquisition (Note 3)	-	-	-	-	-	16,660	16,660
Environmental rehabilitation	(1,268)	(135)	(207)	-	-	-	(1,610)
Foreign currency translation impact	24,994	1,142	8,616	21	-	-	34,773
Balance as at March 31, 2021	$348,000	$64,609	$115,610	$185	$-	$16,747	$545,151
Capitalized expenditures	37,307	-	4,507	-	24	2,588	44,426
Acquisition (Note 3)	-	-	-	-	13,135	-	13,135
Environmental rehabilitation	(68)	(18)	898	-		-	812
Derecognition	-	-	-	(185)	-	-	(185)
Foreign currency translation impact	12,096	501	3,891	-	221	-	16,709
Ending balance as at March 31, 2022	$397,335	$65,092	$124,906	$-	$13,380	$19,335	$620,048

Impairment and accumulated depletion
Balance as at April 1, 2020	$(100,390)	$(56,688)	$(78,355)	$(164)	$-	$-	$(235,597)
Depletion	(13,921)	-	(2,419)		-	-	(16,340)
Foreign currency translation impact	(8,666)	(576)	(6,522)	(21)	-	-	(15,785)
Balance as at March 31, 2021	$(122,977)	$(57,264)	$(87,296)	$(185)	$-	$-	$(267,722)
Depletion	(15,974)	-	(2,595)	-	-	-	(18,569)
Derecognition	-	-	-	185	-	-	185
Foreign currency translation impact	(4,313)	(257)	(2,924)	-	-	-	(7,494)
Ending balance as at March 31, 2022	$(143,264)	$(57,521)	$(92,815)	$-	$-	$-	$(293,600)

Carrying amounts
Balance as at March 31, 2021	$225,023	$7,345	$28,314	$-	$-	$16,747	$277,429
Ending balance as at March 31, 2022	$254,071	$7,571	$32,091	$-	$13,380	$19,335	$326,448